PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Depreciation Expenses	$ 23,353	$ 0